SUBSEQUENT EVENTS	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and above for the restatement, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 1, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with First Merger Sub, Second Merger Sub and PlayStudios, relating to a proposed Business Combination transaction between the Company and PlayStudios (the “Transaction”).

Pursuant to the Merger Agreement, First Merger Sub will merge with and into PlayStudios, with PlayStudios surviving such merger as a wholly owned subsidiary of the Company and immediately following the First Merger, PlayStudios will merge with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the Second Merger and a wholly owned subsidiary of the Company (the “Second Merger” and, together with the First Merger, the “Mergers”).

As a result of the Mergers, among other things, each outstanding share of common stock of PlayStudios (“PlayStudios Common Stock”) and each share of preferred stock of PlayStudios (“PlayStudios Preferred Stock”) issued and outstanding as of the effective time of the First Merger (the “Effective Time”) will be cancelled in exchange for the right to receive Cash Electing Share (as defined in the Merger Agreement) or New PlayStudios Class A Common Stock (as defined in the Merger Agreement).

The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

On February 1, 2021, the Company entered into subscription agreements with certain investors (the “PIPE Investors”) pursuant to which the PIPE Investors have collectively subscribed for 25,000,000 shares of New PlayStudios Class A Common Stock for an aggregate purchase price equal to $250 million (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the closing of the transactions contemplated by the Merger Agreement, subject to the terms and conditions contemplated by the Subscription Agreements.

The Subscription Agreements for the PIPE Investors provide for certain registration rights. In particular, New PlayStudios will be required to, as soon as practicable but no later than 30 calendar days following the closing of the Transaction, submit to or file with the SEC a registration statement registering the resale of such shares. Additionally, New PlayStudios will be required to use its commercially reasonable efforts to have the registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day following the filing date thereof, (ii) the 90th calendar day following the filing date thereof if the SEC notifies New PlayStudios that it will “review” the registration statement and (iii) the 10th business day after the date New PlayStudios is notified in writing by the SEC that the registration statement will not be “reviewed” or will not be subject to further review. New PlayStudios must use reasonable best efforts to keep the registration statement effective until the earliest of: (i) the date on which all of the shares covered by the registration statement have been sold, (ii) with respect to shares held by a particular subscriber, the date all shares held by such subscriber may be sold without restriction under Rule 144 and (iii) three years from the date of effectiveness of the registration statement.

In January 2021, the Company entered into an agreement with J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, LionTree Advisors LLC and Oppenheimer & Co. Inc. (collectively, the “Placement Agents”) whereby the Placement Agents will work on behalf of the Company to secure the Pipe Investment.  The agreement specifies that the fee payable to the Placement Agents will be 3% of the total securities sold by the Company plus expenses and is payable upon successful placement of the securities.

In January 2021, the Company entered into two agreements with a vendor to perform due diligence, tax diligence and structuring services  associated with the Merger Agreement.  The agreements specify for a total payment of $400,000 in the event of a successful Business Combination, $120,000 in the event the Business Combination does not consummate and $280,000 in the event the Business Combination does not consummate but the Company receives a break-up fee.

In January 2021, the Company entered an agreement with a vendor for the delivery of an opinion as to whether or not the Merger Agreement is fair to the Company from a financial point of view.  The agreements specifies for a payment of $400,000 plus expenses with $150,000 due upon execution of the agreement and the remainder due upon the successful closing of the Business Combination.

On February 1, 2021, the Company entered into a Sponsor Support Agreement, pursuant to which the Sponsor and each director of the Company agreed, among other things, (i) to vote in favor of the Merger Agreement and the transactions contemplated thereby, (ii) that 900,000 of the Company’s Class B Ordinary Shares held by the Sponsor shall become unvested and subject to forfeiture if certain earnout conditions described more fully in the Sponsor Support Agreement are not satisfied, (iii) to forfeit, for no consideration, 850,000 of the Company’s Class B Ordinary Shares held by the Sponsor and 715,000 of the Company’s Private Placement Warrants (as defined in the Sponsor Support Agreement), (iv) to forfeit additional of the Company’s Class B Ordinary Shares conditioned on certain redemptions of the Company’s Class A Ordinary Shares that are more fully set forth in the Sponsor Support Agreement and (v) not to transfer any of the Company’s Class B Ordinary Shares or the Company’s Private Placement Warrants (together, the “Sponsor Lockup Securities”) until the date that is 12 months after the Closing, except that on the date that is 180 days after the Closing, an amount of Sponsor Lockup Securities equal to the lesser of (A) 5% of the Sponsor Lockup Securities held by each holder of Sponsor Lockup Securities and (B) 50,000 Sponsor Lockup Securities held by each holder of Sponsor Lockup Securities, will no longer be subject to the transfer restrictions in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.

On February 2, 2021, the Company entered into Voting and Support Agreements (the “Company Support Agreements”), by and among the Company, PlayStudios and certain stockholders of PlayStudios (the “Key Stockholders”). Under the Company Support Agreements, the Key Stockholders agreed, within forty-eight (48) hours following the SEC declaring effective the proxy statement/prospectus relating to the approval by the Company shareholders of the Business Combination, to execute and deliver a written consent with respect to the outstanding shares of PlayStudios Common Stock and PlayStudios Preferred Stock held by the Key Stockholders adopting the Merger Agreement and related transactions and approving the Business Combination. The shares of PlayStudios Common Stock and PlayStudios Preferred Stock that are owned by the Key Stockholders and subject to the Company Support Agreements represent (i) a majority of the outstanding voting power of PlayStudios Preferred Stock, voting as a separate class and (ii) a majority of the outstanding voting power of PlayStudios Common Stock and PlayStudios Preferred Stock (on an as converted basis), voting together as a single class.

On March 2, 2021, a lawsuit was filed in the Superior Court of California, Los Angeles County, by a purported Company stockholder in connection with the Business Combination: McCart v. Acies Acquisition Corp., et al., (Sup. Ct. L.A. County) (the “Complaint”). The Complaint names the Company and members of our Board of Directors as defendants. The Complaint alleges breach of fiduciary duty against members of our Board of Directors and aiding and abetting our Board of Directors’ breach of fiduciary duties against the Company. The Complaint also alleges that the registration statement on Form S-4 filed by the Company containing the proxy statement / prospectus related to the Business Combination is materially deficient and omits and/or misrepresents material information including, among other things, certain financial information, details regarding the Company’s financial advisors, and other information relating to the background of the Business Combination. The Complaint generally seeks to enjoin the Business Combination or in the event that it is consummated, recover damages. Another purported Company stockholder sent a demand letter on February 19, 2021 (the “Demand”), making similar allegations to those made in the Complaint and demanding additional disclosure regarding the Business Combination. The Company believes the allegations made in the Complaint and Demand are without merit and intends to defend these lawsuits; however, the Company cannot predict with certainty the ultimate resolution of any proceedings that may be brought in connection with these allegations

OLD PlayStudios, Inc.
SUBSEQUENT EVENTS

NOTE 19—SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date of this filing, the date the financial statements were available to be issued.

On April 1, 2021, the Company funded $2.5 million of its note receivable from a third-party game developer. Refer to Note 10 for further details of the note receivable.

In May 2021, the Company became party to a litigation matter brought by TeamSava d.o.o. Beograd (“TeamSava”) and other related parties. The plaintiffs filed a Statement of Claim in May 2021 in Tel Aviv District Court in Israel, alleging claims, among other things, that the Company breached the terms of a commercial contract relating to services provided by TeamSava and related parties in connection with the sourcing and administrative management of personnel in Serbia who provided game development services exclusively for the Company. The pending litigation seeks damages of 27.3 million New Israeli Shekels (or approximately $8.5 million based on prevailing exchange rates as of May 19, 2021). The Company believes that the claims are without merit and the Company intends to vigorously defend against them; however, there can be no assurance that the Company will be successful in the defense of this litigation. The Company’s range of possible loss could be up to 27.3 million NIS based on the claim amount of the litigation, but the Company is not able to reasonably estimate the probability or amount of loss and therefore has not made any accruals.

NOTE 17—SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 26, 2021, the date the financial statements were available to be issued and determined the Company has the following material subsequent events:

On February 1, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Acies Acquisition Corp. (“Acies”), a special purpose acquisition company sponsored by an affiliate of Acies Acquisition LLC, Catalyst Merger Sub I, a Delaware corporation and a wholly-owned subsidiary of Acies (“Merger Sub I”), and Catalyst Merger Sub II, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Acies (“Merger Sub II”). Pursuant to the terms of the Merger Agreement, (i) Acies, a Cayman Islands exempted company, will domesticate as a Delaware corporation (“Domestication”), (ii) following the Domestication, the Company will merge with and into Merger Sub I, with the Company surviving the merger (“First Merger”) and (iii) following the First Merger, the Company will merge with and into Merger Sub II, with Merger Sub II surviving the merger (collectively, “Business Combination”). Upon completion of the Business Combination, Acies will be named PLAYSTUDIOS, Inc. and will continue to be listed on the Nasdaq under the ticker symbol “MYPS”. The transaction is expected to close in 2021.

On February 17, 2021, the Company provided $5 million in cash to Boss Fight Entertainment, Inc. (“Boss Fight”) in exchange for a Secured Promissory Note. Boss Fight is an independent game development studio that the Company had previously engaged with for the development of two games. The proceeds of this note are to be used primarily for Boss Fight’s development of another new game, as well as over-budget allocations related to the development of the existing two games. The note is secured by all intellectual property created, developed or acquired by Boss Fight in connection with the development of the new game. Interest will accrue on the principal amount of the note at a rate of 0.14% per annum. All unpaid principal and accrued interest will become due no later than December 31, 2023.